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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2007
                                              ----------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
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 Address:  109 MAIN ST.
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           GLOUCESTER, MA 01930
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 Form 13F File Number:  28-
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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
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 Title:    TRUST INVESTMENT OFFICER
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 Phone:    978-283-7079
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 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA               April 9, 2007
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 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
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     [Repeat as necessary.]

Schedule 13F Worksheet

                                                                As of 3/31/2007

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                         Voting Authority
                                                    Market               Investment ---------------------------
                                                    Value        Units     Powers     Full    Partial    None
                                                 ------------- --------- ---------- --------- -------- --------
AT&T INC.                 Common Stock 00206R102 $1,451,142.31 36,803.00   FULL     33,703.00     0.00 3,100.00
AT&T INC.                 Common Stock 00206R102 $  437,318.16 11,091.00  PARTIAL    9,985.00 1,106.00     0.00
ABBOTT LABS               Common Stock 002824100 $1,630,308.60 29,217.00   FULL     26,817.00     0.00 2,400.00
AIR PRODS & CHEMS INC     Common Stock 009158106 $  369,800.00  5,000.00   FULL      4,200.00     0.00   800.00
AMERICAN INTL GROUP INC   Common Stock 026874107 $  964,875.92 14,354.00   FULL     13,222.00     0.00 1,132.00
AMGEN INC                 Common Stock 031162100 $  333,044.80  5,960.00   FULL      5,490.00     0.00   470.00
APPLE COMPUTER INC        Common Stock 037833100 $  285,605.34  3,074.00   FULL      2,874.00     0.00   200.00
AUTOMATIC DATA
  PROCESSING INC          Common Stock 053015103 $  619,568.40 12,801.00   FULL     11,501.00     0.00 1,300.00
B P P L C SPONS A D R     American
                            Depository
                            Receipts   055622104 $  813,001.01 12,556.00   FULL     12,356.00     0.00   200.00
BANK OF AMERICA CORP      Common Stock 060505104 $1,060,297.64 20,782.00   FULL     19,382.00     0.00 1,400.00
BOEING CO                 Common Stock 097023105 $  250,726.20  2,820.00   FULL      2,020.00     0.00   800.00
CHEVRON CORPORATION       Common Stock 166764100 $  764,302.64 10,334.00   FULL      8,482.00     0.00 1,852.00
CISCO SYS INC             Common Stock 17275R102 $  794,212.77 31,109.00   FULL     29,009.00     0.00 2,100.00
CITIGROUP INC             Common Stock 172967101 $1,042,818.08 20,312.00   FULL     18,862.00     0.00 1,450.00
DANAHER CORP              Common Stock 235851102 $  646,622.50  9,050.00   FULL      8,450.00     0.00   600.00
DELL INC                  Common Stock 24702R101 $  322,572.58 13,898.00   FULL     13,146.00     0.00   752.00
DOMINION RESOURCES INC    Common Stock 25746U109 $  806,031.60  9,080.00   FULL      7,807.00     0.00 1,273.00
E M C CORP MASS           Common Stock 268648102 $  147,779.50 10,670.00   FULL      9,170.00     0.00 1,500.00
ECOLAB INC                Common Stock 278865100 $  475,150.00 11,050.00   FULL     10,550.00     0.00   500.00
EMERSON ELEC CO           Common Stock 291011104 $  515,571.85 11,965.00   FULL     11,965.00     0.00     0.00
EXXON MOBIL CORP          Common Stock 30231G102 $4,012,355.56 53,179.00   FULL     49,785.00     0.00 3,394.00
EXXON MOBIL CORP          Common Stock 30231G102 $  606,103.79  8,033.18  PARTIAL    4,977.18 2,656.00   400.00
F P L GROUP INC           Common Stock 302571104 $  629,928.66 10,298.00   FULL      8,494.00     0.00 1,804.00

                                                                                          Voting Authority
                                                     Market               Investment --------------------------
                                                     Value        Units     Powers     Full    Partial   None
                                                  ------------- --------- ---------- --------- ------- --------
FIFTH THIRD BANCORP       Common Stock  316773100 $  230,979.30  5,970.00   FULL      5,970.00   0.00      0.00
GENERAL ELEC CO           Common Stock  369604103 $3,043,965.60 86,085.00   FULL     80,430.00   0.00  5,655.00
GENERAL ELEC CO           Common Stock  369604103 $  581,176.96 16,436.00  PARTIAL   14,326.00 600.00  1,510.00
GENERAL MILLS INC         Common Stock  370334104 $  223,855.90  3,845.00   FULL      3,645.00   0.00    200.00
HEWLETT PACKARD CO        Common Stock  428236103 $  225,064.98  5,607.00   FULL      4,807.00   0.00    800.00
HOME DEPOT INC            Common Stock  437076102 $  225,620.34  6,141.00   FULL      3,591.00   0.00  2,550.00
INTEL CORP                Common Stock  458140100 $  242,453.62 12,674.00   FULL     10,274.00   0.00  2,400.00
INTERNATIONAL BUSINESS
  MACHINES CORP           Common Stock  459200101 $  367,048.44  3,894.00   FULL      3,094.00   0.00    800.00
JACOBS ENGR GROUP INC     Common Stock  469814107 $  525,745.50 11,270.00   FULL     10,970.00   0.00    300.00
JOHNSON & JOHNSON         Common Stock  478160104 $  895,704.64 14,864.00   FULL     11,953.00   0.00  2,911.00
KELLOGG CO                Common Stock  487836108 $  395,239.55  7,685.00   FULL      7,685.00   0.00      0.00
MICROSOFT CORP            Common Stock  594918104 $  993,314.67 35,641.00   FULL     33,237.00   0.00  2,404.00
MORGAN STANLEY            Common Stock  617446448 $  809,810.32 10,282.00   FULL      8,476.00   0.00  1,806.00
NIKE INC                  Common Stock  654106103 $  493,790.22  4,647.00   FULL      3,997.00   0.00    650.00
PATTERSON COS INC         Common Stock  703395103 $  314,973.75  8,875.00   FULL      7,875.00   0.00  1,000.00
PEPSICO INC               Common Stock  713448108 $1,424,443.16 22,411.00   FULL     21,111.00   0.00  1,300.00
PFIZER INC                Common Stock  717081103 $  598,182.06 23,681.00   FULL     22,092.00   0.00  1,589.00
PROCTER & GAMBLE CO       Common Stock  742718109 $1,200,103.16 19,001.00   FULL     18,201.00   0.00    800.00
ROCKPORT NATL BANCORP INC Common Stock  773871108 $  815,775.00 10,950.00   FULL     10,950.00   0.00      0.00
STAPLES INC               Common Stock  855030102 $1,058,277.20 40,955.00   FULL     38,405.00   0.00  2,550.00
STAPLES INC               Common Stock  855030102 $  222,301.52  8,603.00  PARTIAL    7,250.00   0.00  1,353.00
STATE STR CORP            Common Stock  857477103 $  461,343.75  7,125.00   FULL      6,145.00   0.00    980.00
SUN LIFE FINANCIAL ADR    Foreign Stock 866796105 $  472,750.20 10,413.00   FULL     10,413.00   0.00      0.00
SUDBAY CHRYSLER TRUST     Common Stock  87507U991 $  421,501.99    700.00   FULL        700.00   0.00      0.00
TEVA PHARMACEUTICAL INDS  American
  LTD ADR                   Depository
                            Receipts    881624209 $  477,793.95 12,765.00   FULL     12,165.00   0.00    600.00
TEXAS INSTRUMENTS INC     Common Stock  882508104 $  305,454.80 10,148.00   FULL     10,148.00   0.00      0.00
3M CO                     Common Stock  88579Y101 $  472,337.40  6,180.00   FULL      5,480.00   0.00    700.00
UNILEVER N V A D R        American
                            Depository
                            Receipts    904784709 $  279,810.72  9,576.00   FULL      7,083.00   0.00  2,493.00
UNITED TECHNOLOGIES CORP  Common Stock  913017109 $  453,700.00  6,980.00   FULL      6,980.00   0.00      0.00

                                                                                               Voting Authority
                                                        Market                Investment -----------------------------
                                                        Value        Units      Powers     Full    Partial    None
                                                    -------------- ---------- ---------- --------- ------- -----------
VERIZON COMMUNICATIONS
  INC                     Common Stock    92343V104 $ 1,059,181.44  27,932.00   FULL     26,580.00   0.00     1,352.00
VERIZON COMMUNICATIONS
  INC                     Common Stock    92343V104 $   291,572.73   7,689.15  PARTIAL    6,539.15 906.00       244.00
WACHOVIA CORP             Common Stock    929903102 $   411,829.05   7,481.00   FULL      7,481.00   0.00         0.00
WACHOVIA CORP 2ND NEW     Preferred Stock 929903201 $        48.36  24,186.00   FULL     24,186.00   0.00         0.00
WAL MART STORES INC       Common Stock    931142103 $   360,106.51   7,670.00   FULL      7,470.00   0.00       200.00
WALGREEN CO               Common Stock    931422109 $   284,059.10   6,190.00   FULL      5,240.00   0.00       950.00
WELLS FARGO & CO          Common Stock    949746101 $   534,009.30  15,510.00   FULL     13,350.00   0.00     2,160.00
WELLS FARGO & CO          Common Stock    949746101 $   241,010.00   7,000.00  PARTIAL    7,000.00   0.00         0.00
WYETH                     Common Stock    983024100 $ 1,048,178.53  20,951.00   FULL     20,451.00   0.00       500.00
ACCENTURE LTD             Common Stock    G1150G111 $   227,386.00   5,900.00   FULL      5,300.00   0.00       600.00
TRAVEL CENTERS OF AMERICA Common Stock    JKE174103 $         9.66  30,000.00   FULL     30,000.00   0.00         0.00
                          Grand Total               $41,669,047.29 937,349.34
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